Document and Entity Information	Jun. 04, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2024
Entity File Number	001-40926
Entity Registrant Name	Vivid Seats Inc.
Entity Central Index Key	0001856031
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-3355184
Entity Address, Address Line One	24 E. Washington St.
Entity Address, Address Line Two	Ste. 900
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60602
City Area Code	312
Local Phone Number	291-9966
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SEAT
Security Exchange Name	NASDAQ
Warrants to purchase one share of Class A common stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock
Trading Symbol	SEATW
Security Exchange Name	NASDAQ